Nature of business (Tables)	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The Company has the following material subsidiaries:

Entity name	Country	Ownership percentage June 30, 2026	Ownership percentage December 31, 2025
		%	%
Docebo S.P.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	United Arab Emirates	100	100
Docebo UK Limited	England and Wales	100	100
Docebo France Société par Actions Simplifiée (“Docebo France”)	France	100	100
Docebo DACH GmbH (“Docebo Germany”)	Germany	100	100
Docebo Australia Pty Ltd. ("Docebo Australia")	Australia	100	100
365Talents Société par Actions Simplifiée ("365Talents")	France	100	—
Zive GmbH ("Zive")	Germany	100	—